Note to consolidated statements of cash flows - Reconciliation of liabilities related to cash flows generated from (used in) financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred shares and other financial instruments issued by subsidiaries
Reconciliation of liabilities related to cash flows generated from financing activities
Liabilities as of beginning	¥ 10,961,493	¥ 13,846,145	¥ 7,588,985
Cash flows	1,586,354	(3,497,445)
Changes in fair value	(728,952)	559,187	6,058,269
Foreign exchange adjustments	(236,677)	191,780	198,891
Other non-cash movements	32,754	(138,174)
Liabilities as of end	11,614,972	10,961,493	13,846,145
Borrowings
Reconciliation of liabilities related to cash flows generated from financing activities
Liabilities as of beginning	11,483,408	8,741,611	5,090,235
Cash flows	1,041,792	2,780,267	3,546,011
Changes of interest accrued	(18,597)	14,758	41,855
Foreign exchange adjustments	77,995	(96,372)	(245)
Other non-cash movements	(115)	43,144	63,755
Liabilities as of end	12,584,483	11,483,408	8,741,611
Other financial liabilities
Reconciliation of liabilities related to cash flows generated from financing activities
Liabilities as of beginning		173,526
Cash flows		(213,686)	213,254
Changes in fair value		39,139	(40,067)
Foreign exchange adjustments		1,021	339
Liabilities as of end			173,526
Lease liabilities
Reconciliation of liabilities related to cash flows generated from financing activities
Liabilities as of beginning	1,174,249	1,128,473	1,467,761
Cash flows	(556,774)	(566,110)	(700,021)
Changes of interest accrued	11,526	900	(900)
Foreign exchange adjustments	(2,299)	(29,843)	10,493
Other non-cash movements	553,711	640,829	351,140
Liabilities as of end	¥ 1,180,413	¥ 1,174,249	¥ 1,128,473